Share Based Payments (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2012	Sep. 03, 2025	Mar. 20, 2024
Share Based Payments [Line Items]
Intrinsic value of options exercised
Share-based compensation		266		$ 5
Unvested share options granted
Dividend yield		0.00%
Granted options (in Shares)
Ordinary shares issued for share based compensation (in Shares)	1,200,000
Ordinary shares issued for share based compensation	$ 1,332			$ 5
Price per share (in Dollars per share)								$ 1.1
Restricted Shares [Member]
Share Based Payments [Line Items]
Granted share options (in Shares)							4,679,322
Stock Option [Member]
Share Based Payments [Line Items]
Intrinsic value of options exercised
Share-based compensation		$ 666	$ 518
Granted options (in Shares)
2012 Share Incentive Plan [Member]
Share Based Payments [Line Items]
Granted share options (in Shares)						6,000,000
Expire date of grant date						5 years